Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases at December 31, 2013 were as follows:

Years ending December 31,
2014	$55,908
2015	43,089
2016	30,246
2017	21,234
2018	15,660
Thereafter	35,115
Total minimum lease payments	$201,252